Property and equipment, net (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Subtotal		$ 31,606	$ 31,348
Less: accumulated depreciation		(21,767)	(22,005)
Total	$ 45,625	9,839	9,343
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Subtotal			31,348	$ 30,986
Less: accumulated depreciation			(22,005)	(17,162)
Total			9,343	13,824
Computer Equipment [Member]
Subtotal		11,863	6,931
Computer Equipment [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Subtotal			6,931	4,932
Office equipment, fixtures and furniture [Member]
Subtotal		$ 19,743	24,417
Office equipment, fixtures and furniture [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Subtotal			$ 24,417	$ 26,054